Employee Benefits (Schedule of Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Levels of fair value hierarchy [Line Items]
Equity instruments, amount contributed to fair value of plan assets	$ 174	$ 150
Debt instruments	296	270
Deposits with insurance companies	27	24
Fair value of plan assets	497	444
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments, amount contributed to fair value of plan assets	136	119
Debt instruments	213	194
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments, amount contributed to fair value of plan assets	38	31
Debt instruments	$ 83	$ 76